CONSOLIDATED STATEMENTS OF STOCKHOLDERS' INVESTMENT AND REDEEMABLE NONCONTROLLING INTEREST - USD ($) $ in Thousands			5 Months Ended	7 Months Ended	12 Months Ended
		Oct. 31, 2019	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Increase (Decrease) in Redeemable Noncontrolling Interests [Roll Forward]
Beginning Balance			$ 618,921	$ 0	$ 0	$ 0	$ 6,886
Issuance of stock		$ 618,921	1,186
Acquisition of noncontrolling interest							(6,121)
Initial reclassification of embedded derivative to long-term liability		470,322	(470,322)	470,322
Reclassification from redeemable noncontrolling interest to noncontrolling interests							(835)
Currency translation adjustments			0				4,163
Net income (loss)			0				(4,093)
Ending Balance		618,921	149,785	618,921	149,785	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment			$ 294,566	$ 812,367	$ 812,367	$ 1,183,501	1,293,666
Common stock, shares beginning balance			11,235,535	35,918,916	35,918,916	35,526,625
Adoption of new accounting guidance	[1]						(1,746)
Issuance of common stock		294,671	$ 1,227	$ 1,871		$ 8,867	9,808
Acquisition of noncontrolling interest							6,121
Issuance of preferred stock		$ 618,921
Reclassification from redeemable noncontrolling interests to noncontrolling interests				5,612			835
Equity component of Convertible Senior Notes issued							36,778
Purchase of Convertible Senior Notes call option						592	(40,393)
Proceeds from issuance of warrants							30,259
Common stock dividends							(2,465)
Distributions paid to noncontrolling interests				(1,323)		(54)	(49)
Dividends paid to noncontrolling interest			0	0		(580)	(331)
Currency translation adjustments			$ (12)	52		(180)	106
Beneficial conversion feature on DIP Loan				56,870
Sale of subsidiaries				(5,612)			(835)
Issuance of common stock, shares		11,235,535	31
Net income (loss)			$ 139,076	(836,206)		(336,138)	(193,017)
Other comprehensive income			(8,641)	22,322		(41,895)	42,183
Cancellation of Predecessor equity				(49,868)
Total stockholders' investment		$ 294,566	$ 426,216	$ 294,566	$ 426,216	$ 812,367	$ 1,183,501
Common stock, shares ending balance		11,235,535	11,235,566	11,235,535	11,235,566	35,918,916	35,526,625
Predecessor
Increase (Decrease) in Redeemable Noncontrolling Interests [Roll Forward]
Beginning Balance			$ 0
Ending Balance		$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment			473
Total stockholders' investment		473		473
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment			$ 1	$ 386	$ 386	$ 382	$ 379
Common stock, shares beginning balance			11,235,535	35,918,916	35,918,916	35,526,625	35,213,991
Issuance of common stock		$ 1	$ 0			$ 4	$ 3
Currency translation adjustments			$ 0
Issuance of common stock, shares		11,235,535	31			392,291	312,634
Net income (loss)			$ 0
Other comprehensive income			0
Cancellation of Predecessor equity, Shares				(35,918,916)
Cancellation of Predecessor equity				$ (386)
Total stockholders' investment		$ 1	$ 1	$ 1	$ 1	$ 386	$ 382
Common stock, shares ending balance		11,235,535	11,235,566	11,235,535	11,235,566	35,918,916	35,526,625
Common Stock | Predecessor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment			$ 0
Common stock, shares beginning balance			0
Total stockholders' investment		$ 0		$ 0
Common stock, shares ending balance		0		0
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment			$ 294,670	$ 862,020	$ 862,020	$ 852,565	$ 809,995
Issuance of common stock		$ 294,670	1,227	1,871		8,863	9,805
Acquisition of noncontrolling interest							6,121
Equity component of Convertible Senior Notes issued							36,778
Purchase of Convertible Senior Notes call option						592	(40,393)
Proceeds from issuance of warrants							30,259
Currency translation adjustments			0
Beneficial conversion feature on DIP Loan				56,870
Net income (loss)			0
Other comprehensive income			0
Cancellation of Predecessor equity				(920,761)
Total stockholders' investment		294,670	295,897	294,670	295,897	862,020	852,565
Additional Paid-in Capital | Predecessor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment			0
Total stockholders' investment		0		0
Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment			0	455,598	455,598	794,191	991,340
Adoption of new accounting guidance	[1]						(1,746)
Issuance of common stock		0	0
Common stock dividends							(2,465)
Currency translation adjustments			0
Net income (loss)			139,228	(836,414)		(336,847)	(194,684)
Other comprehensive income			0
Cancellation of Predecessor equity				380,816
Total stockholders' investment		0	139,228	0	139,228	455,598	794,191
Retained Earnings | Predecessor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment			0
Total stockholders' investment		0		0
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment			0	(327,989)	(327,989)	(286,094)	(328,277)
Issuance of common stock		0	0
Currency translation adjustments			0
Net income (loss)			0
Other comprehensive income			(8,641)	22,322		(41,895)	42,183
Cancellation of Predecessor equity				305,667
Total stockholders' investment		0	(8,641)	0	(8,641)	(327,989)	(286,094)
Accumulated Other Comprehensive Income (Loss) | Predecessor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment			0
Total stockholders' investment		0		0
Treasury Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment				(184,796)	(184,796)	(184,796)	(184,796)
Cancellation of Predecessor equity				184,796
Total stockholders' investment						(184,796)	(184,796)
Treasury Stock | Predecessor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment			0
Total stockholders' investment		0		0
Noncontrolling Interests
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment			(105)	7,148	7,148	7,253	5,025
Issuance of common stock		0	0
Reclassification from redeemable noncontrolling interests to noncontrolling interests				5,612			835
Distributions paid to noncontrolling interests				(1,323)		(54)	(49)
Dividends paid to noncontrolling interest						(580)	(331)
Currency translation adjustments			(12)	52		(180)	106
Sale of subsidiaries				(5,612)			(835)
Net income (loss)			(152)	208		709	1,667
Other comprehensive income			0
Total stockholders' investment		(105)	(269)	(105)	$ (269)	$ 7,148	$ 7,253
Noncontrolling Interests | Predecessor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' investment			$ 473
Total stockholders' investment		$ 473		$ 473

[1]	Cumulative-effect adjustment upon the adoption of new accounting guidance related to current and deferred income taxes for intra-entity transfer of assets other than inventory. For further details, see Note 1.